Annual Fund Operating Expenses - PIMCO Extended Duration Fund	Dec. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.63%
I-2
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.73%
A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	1.03%

[1]	“Other Expenses” include interest expense of 0.13%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60% and 0.90% for Institutional Class, I-2 and Class A shares, respectively.